Acquisitions - Summary of Assets Acquired and Liabilities Assumed (Details) - Husky Energy, Inc. $ in Millions	Jan. 01, 2021 CAD ($)
Disclosure of detailed information about business combination [line items]
Non-Controlling Interest	$ 11
Total Consideration and Non-Controlling Interest	6,883
Cash	735
Restricted Cash	164
Accounts Receivable and Accrued Revenues	1,307
Inventories	1,133
Exploration and Evaluation Assets	45
Property, Plant and Equipment	13,296
Right-of-Use Assets	1,132
Long-Term Income Tax Receivable	66
Other Assets	230
Investment in Equity-Accounted Affiliates	363
Deferred Income Tax Assets, Net	1,062
Accounts Payable and Accrued Liabilities	(2,283)
Income Tax Payable	(94)
Short-Term Borrowings	(40)
Long-Term Debt	(6,602)
Lease Liabilities	(1,441)
Decommissioning Liabilities	(2,697)
Other Liabilities	(782)
Total Identifiable Net Assets	5,594
Goodwill	1,289
Common Shares
Disclosure of detailed information about business combination [line items]
Equity interests of acquirer	6,111
Preferred Shares
Disclosure of detailed information about business combination [line items]
Equity interests of acquirer	519
Share Purchase Warrants
Disclosure of detailed information about business combination [line items]
Equity interests of acquirer	216
Replacement Stock Options
Disclosure of detailed information about business combination [line items]
Equity interests of acquirer	9
Other
Disclosure of detailed information about business combination [line items]
Equity interests of acquirer	$ 17